Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Non-cash Investing and Financing Activities
Supplemental cash flow information for the years ended December 31, 2019, 2020 and 2021 is as follows:

(In millions of won)
	2019		2020	2021
Non-cash investing and financing activities:
Changes in other accounts payable arising from the purchase of property, plant and equipment	~~W~~	(1,333,967)	(662,164)	445,028
Changes in other accounts payable arising from the purchase of intangible assets		(12,328)	98,068	529,826
Recognition of right-of-use assets and lease liabilities		29,733	51,757	63,655